NYSE Euronext

12025352

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Received SEC

FEB 08 2012

Washington, DC 20549

February 8, 2012

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERT NYS
File No. 001-13374

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REALTY INCOME CORPORATION, 6.625% Monthly Income Class F Cumulative Redeemable Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 3, 2012. Tentative listing date – February 10, 2012.

Sincerely,